Contractual Commitments: (Details Textual)					1 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2014 USD ($) $ / shares shares	Sep. 12, 2014 USD ($) $ / shares shares	Sep. 04, 2014 USD ($) ft²	Jun. 02, 2014 USD ($) $ / shares	Feb. 28, 2015 USD ($)	Jan. 17, 2015 USD ($)	Sep. 04, 2014 USD ($) ft²	Jul. 23, 2014	Jul. 16, 2014 USD ($) shares	Jan. 23, 2014 $ / shares shares	Jan. 16, 2014 USD ($)	Oct. 30, 2013 USD ($) $ / shares shares	Feb. 28, 2013 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Contractual Commitments And Contingencies [Line Items]
Accrued Rent			$ 88,000				$ 88,000
Area of Land | ft²			4,000				4,000
Description of Lessor Leasing Arrangements, Operating Leases			The lease commenced on September 1, 2014 and expires on December 1, 2017 and has two (2) one-year renewal options.				The lease commenced on September 1, 2014 and expires on December 1, 2017 and has two (2) one-year renewal options.
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year														$ 136,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares														$ 1.76		$ 1.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term														7 years 9 months 18 days		7 years 6 months	8 years 6 months	8 years 10 months 24 days
Restructuring and Related Cost, Description																Mr. Ramat is entitled to receive a severance amount equal to his then-current base salary less $50,000 multiplied by 50%, payable in a single lump sum.
Non-Qualified Stock Options [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares		50,000
Vice President Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Severance Costs																$ 87,500
Vice President Commercial Operations [Member] | Employment Contracts [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement											$ 210,000
Vice President Commercial Operations [Member] | Employment Contracts [Member] | Qualifed Stock Option [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares										100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares										$ 1.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term										10 years
Excess of Additional PaidIn Capital											$ 7,500,000
Severance Costs						$ 175,000									$ 40,000
Chief Medical Officer and Vice President [Member] | Employment Contracts [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%
Salaries, Wages and Officers' Compensation	$ 325,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	250,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares	$ 0.71
Chief Medical Officer and Vice President [Member] | Employment Contracts [Member] | Qualifed Stock Option [Member]
Contractual Commitments And Contingencies [Line Items]
Severance Costs					$ 217,000
Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees		$ 400,000							$ 20,000				$ 50,000
Stock Option Entitled To Related Party | shares													300,000
Stock Option Entitled To Related Party Purchase Price Per Share | $ / shares													$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage													20.00%
Targeted Bonus Percentage Of Base Consulting Fees		50.00%
Restructuring and Related Cost, Description		50,000
Ramat [Member] | Non-Qualified Stock Options [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares		250,000
Freiman And Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees																$ 20,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares		$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Description																options to purchase 400,000 shares of the Companys common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Companys last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018.
Consulting Fees Reduced Amount																$ 10,000
Executive Vice President [Member] | Employment Contracts [Member] | Deferred Bonus [Member]
Contractual Commitments And Contingencies [Line Items]
Monthly Signing Bonus	$ 8,507
Salaries, Wages and Officers' Compensation	$ 102,083
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage	50.00%
Executive Director Pharmacology [Member]
Contractual Commitments And Contingencies [Line Items]
Stock Option Entitled To Related Party Purchase Price Per Share | $ / shares				$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									20.00%
Annual Salary Providing Under Agreement				$ 180,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares									50,000
Severance Costs																$ 37,500
Robert Weinstein [Member] | Employment Contracts [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement												$ 275,000
Robert Weinstein [Member] | Employment Contracts [Member] | Qualifed Stock Option [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage												25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares												650,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares												$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term												10 years
Freimans [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees		$ 20,000
Separation Agreement [Member] | Former President [Member]
Contractual Commitments And Contingencies [Line Items]
Deferred Compensation Arrangement with Individual, Distributions Paid																	$ 282,000
Employment Agreements [Member]
Contractual Commitments And Contingencies [Line Items]
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year														$ 380,000
Contractual Obligation, Due in Second Year														$ 350,000